UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     February 09, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management, L.P.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $126,377 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107      442     4660 SH       SOLE                     4660
ARCH COAL INC                  COM              039380100      370     4660 SH       SOLE                     4660
ATWOOD OCEANICS INC            COM              050095108     4328    55471 SH       SOLE                    55471
CAL DIVE INTL INC              COM              127914109     8306   231434 SH       SOLE                   231434
CANADIAN NAT RES LTD           COM              136385101     3203    64558 SH       SOLE                    64558
CHENIERE ENERGY INC            COM NEW          16411R208     2717    72992 SH       SOLE                    72992
DEVON ENERGY CORP NEW          COM              25179M103     4372    69906 SH       SOLE                    69906
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     5049    72587 SH       SOLE                    72587
DRIL-QUIP INC                  COM              262037104      431     9134 SH       SOLE                     9134
ENSCO INTL INC                 COM              26874Q100     5779   130304 SH       SOLE                   130304
FOREST OIL CORP                COM PAR $0.01    346091705     3649    80066 SH       SOLE                    80066
FOUNDATION COAL HLDGS INC      COM              35039W100     2200    57883 SH       SOLE                    57883
FRONTLINE LTD                  SHS              G3682E127      493    13000 SH       SOLE                    13000
GLOBALSANTAFE CORP             SHS              G3930E101     5161   107190 SH       SOLE                   107190
GRANT PRIDECO INC              COM              38821G101     9048   205079 SH       SOLE                   205079
HERCULES OFFSHORE INC          COM              427093109     6071   213676 SH       SOLE                   213676
HORNBECK OFFSHORE SVCS INC N   COM              440543106     1652    50510 SH       SOLE                    50510
KCS ENERGY INC                 COM              482434206      953    39334 SH       SOLE                    39334
LONE STAR TECHNOLOGIES INC     COM              542312103     1445    27968 SH       SOLE                    27968
LYONDELL CHEMICAL CO           COM              552078107      278    11651 SH       SOLE                    11651
METHANEX CORP                  COM              59151K108     2051   109438 SH       SOLE                   109438
NABORS INDUSTRIES LTD          SHS              G6359F103      758    10000 SH       SOLE                    10000
NATIONAL OILWELL VARCO INC     COM              637071101     4253    67833 SH       SOLE                    67833
NEWFIELD EXPL CO               COM              651290108     2101    41955 SH       SOLE                    41955
NEXEN INC                      COM              65334H102     3112    65340 SH       SOLE                    65340
NOBLE CORPORATION              SHS              G65422100     4282    60700 SH       SOLE                    60700
NS GROUP INC                   COM              628916108     5067   121196 SH       SOLE                   121196
OIL STS INTL INC               COM              678026105     6639   209562 SH       SOLE                   209562
OMI CORP NEW                   COM              Y6476W104     1137    62636 SH       SOLE                    62636
OVERSEAS SHIPHOLDING GROUP I   COM              690368105      363     7200 SH       SOLE                     7200
PATTERSON UTI ENERGY INC       COM              703481101     5586   169544 SH       SOLE                   169544
QUESTAR CORP                   COM              748356102      833    11000 SH       SOLE                    11000
SUPERIOR ENERGY SVCS INC       COM              868157108     1641    77946 SH       SOLE                    77946
TESORO CORP                    COM              881609101     1133    18400 SH       SOLE                    18400
TODCO                          CL A             88889T107     3850   101160 SH       SOLE                   101160
TRANSOCEAN INC                 ORD              G90078109     7907   113455 SH       SOLE                   113455
ULTRA PETROLEUM CORP           COM              903914109      675    12100 SH       SOLE                    12100
UNIT CORP                      COM              909218109      484     8800 SH       SOLE                     8800
VALERO ENERGY CORP NEW         COM              91913Y100     6046   117178 SH       SOLE                   117178
W & T OFFSHORE INC             COM              92922P106      219     7457 SH       SOLE                     7457
W-H ENERGY SVCS INC            COM              92925E108     2293    69308 SH       SOLE                    69308